UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10541

             OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC (CLOSED-END)
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: MARCH

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
STATEMENT OF INVESTMENTS    JUNE 30, 2006                            (unaudited)

                                                       % OF                                      % OF
                                                 INVESTMENT                             FAIR      NET                   ACQUISITION
                                                  FUND HELD             COST           VALUE   ASSETS    LIQUIDITY 1         DATE 2
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
INVESTMENTS IN INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Quorum Fund Ltd.                                        0.4%         800,000       1,028,168      1.3%   Monthly              01/06
HDH Special Situations Fund                             0.1          800,000         809,956      1.0    Monthly              01/06
                                                                -------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                       1,600,000       1,838,124      2.3

-----------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Temujin Fund L.P.                                       4.9        2,000,000       2,834,117      3.6    Quarterly      03/05-05/05

-----------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Third Point Partners Qualified, L.P.                    1.7        4,000,000       4,933,285      6.2    Quarterly            01/05
Bear Stearns High-Grade Structured
  Credit Strategies, L.P.                               0.9        3,500,000       3,898,901      4.9    Annually       11/04-04/05
JANA Partners Qualified L.P.                            0.7        1,700,000       3,488,155      4.4    Quarterly            06/04
Highland Crusader Fund II, Ltd.                         0.2        2,000,000       2,474,775      3.1    Quarterly            09/05
Ahab Partners, L.P.                                     0.9        2,000,000       2,182,641      2.8    Quarterly            09/05
Avenue Event Driven, L.P.                               3.9        1,974,072       2,085,080      2.6    Quarterly            02/05
SOLUS LLC                                               2.2        1,805,502       1,983,936      2.5    Quarterly            01/06
RAB Special Situations, L.P.                            0.2        1,250,000       1,859,207      2.3    Quarterly            05/05
Avenue Asia International Ltd.                          0.2        1,000,000       1,039,542      1.3    Annually             11/05
SRS Strategic Opportunities, L.P.                       7.9           65,160          55,814      0.1    Quarterly            01/06
                                                                -------------------------------------
TOTAL EVENT DRIVEN                                                19,294,734      24,001,336     30.2

-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I, LLC                                   1.0        2,474,606       3,632,188      4.6    Quarterly      06/03-08/03
Oak Hill CCF Partners, L.P.                             0.7        2,370,000       3,337,452      4.2    Monthly        01/02-12/03
Julius Baer Diversified Fixed Income Hedge Fund         3.7        2,600,000       2,940,117      3.7    Quarterly            03/05
                                                                -------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                       7,444,606       9,909,757     12.5

-----------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Whitney New Japan Partners, L.P.                        1.7          495,000       3,234,243      4.1    Quarterly      01/02-08/03
Highline Capital Partners (QP), L.P.                    1.1        1,400,000       2,503,284      3.2    Quarterly      11/03-12/03
Hunter Global Investors Fund I, L.P.                    0.6        1,075,000       2,386,970      3.0    Quarterly      05/03-10/03
TT Mid-Cap Europe Long/Short Fund Ltd.                  0.9        2,446,000       2,277,871      2.8    Monthly              04/06
AlphaGen Pyxis Ltd. Class A                             0.8        2,000,000       2,041,407      2.6    Monthly              03/06
MedCap Partners, L.P.                                   2.5        3,000,000       1,892,376      2.4    Quarterly      08/05-11/05
Delta Fund Europe Ltd.                                  0.2        1,600,000       1,832,376      2.3    Quarterly            01/06
TCS Capital International Ltd.                          0.2        1,600,000       1,725,695      2.2    Quarterly            01/06
                                                                -------------------------------------
TOTAL LONG/SHORT EQUITY                                           13,616,000      17,894,222     22.6

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MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                       0.3        2,224,088       2,218,168      2.8    Monthly              06/06

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MULTI-STRATEGY
Stark Investments, L.P.                                 0.3        4,500,000       5,616,863      7.1    Annually       01/04-02/04
D.E. Shaw Composite International Fund                  0.1        4,000,000       4,211,249      5.3    Quarterly            01/06
Highbridge Asia Opportunities Fund Ltd.                 0.1        1,000,000       1,038,544      1.3    Quarterly            02/06
                                                                -------------------------------------
TOTAL MULTI-STRATEGY                                               9,500,000      10,866,656     13.7
                                                                -------------------------------------

Total Investments in Investment Funds                             55,679,428      69,562,380     87.7

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
BlackRock Liquidity Funds -
Institutional - TempCash (1,005,022 shares)                        1,005,022       1,005,022      1.2
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS
  AND SHORT-TERM INVESTMENT                                     $ 56,684,450      70,567,402     88.9
                                                                ============
OTHER ASSETS IN EXCESS OF LIABILITIES                                              8,829,299     11.1
                                                                                ---------------------
NET ASSETS                                                                      $ 79,396,701    100.0%
                                                                                =====================

Detailed information about the Investment Funds'portfolios is not available.

1 Available frequency of redemptions after initial lock-up period.

2 Represents initial through most recent month of investment purchases.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2006 the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2006, the Fund had approximately 12.84% of capital invested in Investment Funds with lock-up provisions extending one year from June 30, 2006.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Opportunity Fund, LLC (Closed-End)


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006